Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segmented Reporting [Abstract]
Schedule of Operating Segments	The Company has three operating segments being cryptocurrency mining, sales of energy and colocation services located in the United States.
Year ended December 31, 2023	Cryptocurrency mining	Sales of energy	Colocation services	Total
Revenue	$18,128,241	$6,309,398	$1,675,269	$26,112,908
Cost of revenue	(14,646,658)	(4,225,676)	(1,345,590)	(20,217,924)
Depreciation and amortization	(14,595,972)	(327,447)	-	(14,923,419)
Miner lease and hosting agreement	(638,689)	-	-	(638,689)
Net profit (loss)	(24,097,391)	1,882,302	329,679	(21,885,410)
	Cryptocurrency	Sales of	Colocation
Year ended December 31, 2022	mining	energy	services	Total
Revenue	$24,190,060	$-	$-	$24,190,060
Cost of revenue	(17,760,786)	-	-	(17,760,786)
Depreciation and amortization	(10,709,108)	-	-	(10,709,108)
Miner lease and hosting agreement	(2,517,503)	-	-	(2,517,503)
Net income	4,329,342	-	-	4,329,342
	Cryptocurrency	Sales of	Colocation
Year ended December 31, 2021	mining	energy	services	Total
Revenue	$24,952,344	$-	$-	$24,952,344
Cost of revenue	(7,072,764)	-	-	(7,072,764)
Depreciation and amortization	(3,281,143)	-	-	(3,281,143)
Miner lease and hosting agreement	(3,469,287)	-	-	(3,469,287)
Net income	(3,132,693)	-	-	(3,132,693)

Schedule of Geographic Segmentation	The operations of the Company are located in two geographic locations, Canada and the United States. Geographic segmentation is as follows:
As at December 31, 2023	Canada	United States	Total
Current assets	$30,078	$2,169,673	$2,199,751
Non-current assets	-	39,947,596	39,947,596
Total assets	$30,078	$42,117,269	$42,147,347
As at December 31, 2022	Canada	United States	Total
Current assets	$29,372	$6,100,481	$6,129,853
Non-current assets	-	46,469,708	46,469,708
Total assets	$29,372	$52,570,189	$52,599,561
As at December 31, 2021	Canada	United States	Total
Current assets	$179,396	$36,036,609	$36,216,005
Non-current assets	1,346,904	42,463,966	43,810,870
Total assets	$1,526,300	$78,500,575	$80,026,875